Schedule I	12 Months Ended
Dec. 31, 2022
Schedule I
Schedule I

Appendix I

Schedule I has been provided pursuant to the requirements of Rule 12- 04(a) of Regulation S-X, of the US Securities and Exchange Commission (SEC) which require condensed financial information as to the financial position, cash flows and results of operations of Ferroglobe PLC, as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with International Financial Reporting Standards have been condensed or omitted. The footnote disclosures contain supplementary information only and, as such, these statements should be read in conjunction with the notes to the accompanying consolidated financial statements.

Basis of Presentation.

The presentation of Ferroglobe PLC separate condensed financial statements have been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that, in the separate condensed financial statements the investments in subsidiaries are being recorded at historic cost.

SCHEDULE I -  FERROGLOBE PLC (Parent company)

CONDENSED STATEMENT OF FINANCIAL POSITION AS OF DECEMBER 31, 2022 AND 2021

Thousand of US dollars

	2022	2021
	US$'000	US$'000
ASSETS
Non-current assets
Investment in subsidiaries	629,284	629,284
Intangible assets	522	—
Property, plant and equipment	449	105
Trade and other receivables from subsidiaries	263,058	227,865
Total non-current assets	893,313	857,254

Current assets
Trade and other receivables	797	350
Trade and other receivables from subsidiaries	118,210	159,874
Other current assets	435	441
Cash and cash equivalents	605	1,311
Total current assets	120,047	161,976
Total assets	1,013,360	1,019,230
EQUITY AND LIABILITIES
Equity
Share capital	1,964	1,964
Other Reserves	(158,958)	(164,783)
Retained earnings	734,095	774,531
Total equity	577,101	611,712

Non-current liabilities
Lease liabilities	372	25
Trade and other payables	183,721	—
Other non-current liabilities	11	—
Total non-current liabilities	184,104	25
Current liabilities
Debt instruments		2,181
Lease liabilities	550	568
Trade and other payables	10,634	11,221
Trade and other payables to subsidiaries	240,753	392,803
Current income tax liabilities	115	490
Other current liabilities	103	230
Total current liabilities	252,155	407,493
Total equity and liabilities	1,013,360	1,019,230

The accompanying notes are an integral part of these Condensed Financial Statements.

SCHEDULE I -  FERROGLOBE PLC (Parent company)

CONDENSED  INCOME STATEMENT FOR THE PERIODS ENDING DECEMBER 31, 2022, 2021 and 2020

Thousand of US dollars

	2022	2021	2020
	US$'000	US$'000	US$'000

Other operating income	41,816	32,037	13,618
Staff costs	(5,864)	(4,983)	(6,379)
Other operating expense	(51,864)	(36,859)	(18,166)
Depreciation and amortization charges, operating allowances and write-downs	(104)	(109)	(3)
Finance income	4,029	77,232	8,976
Finance costs	(26,444)	(96,581)	(22,069)
Exchange differences	(2,005)	(15,227)	25,516
Financial derivative (gain) loss	—	—	3,168
(Loss) before tax	(40,436)	(44,490)	4,661
Income tax benefit (expense)		—	(515)
Total (Loss) profit for the year	(40,436)	(44,490)	4,146

The accompanying notes are an integral part of these Condensed Financial Statements.

SCHEDULE I -  FERROGLOBE PLC (Parent company)

CONDENSED STATEMENT OF CASH FLOWS FOR THE PERIODS ENDING DECEMBER 31

Thousand of US dollars

	2022	2021	2020
	US$'000	US$'000	US$'000

Cash flows from operating activities:
(Loss) for the year	(40,436)	(44,490)	4,146
Adjustments to reconcile net profit (loss) to net cash provided by operating activities:
Income tax expense	—	—	515
Depreciation and amortization charges, operating allowances and write-downs	104	109	3
Finance income (loss)	(4,029)	(77,232)	(8,976)
Finance costs	26,444	96,581	22,069
Exchange differences	2,005	15,227	(25,516)
Financial derivative gain (loss)	—	—	(3,168)
Share-based compensation	5,836	3,627	2,017
Changes in operating assets and liabilities:
(Increase) decrease in trade and other receivables	7,138	1,431	(21,300)
Increase (decrease) in trade and other payables	5,205	(22,169)	47,456
Other changes in operating assets and liabilities	(492)	(548)	(10,146)
Net used cash provided (used) by operating activities	1,775	(27,464)	7,100
Cash flows from investing activities:
Payments due to investments:
Other intangible assets	(522)	—	—
Net cash provided (used) by investing activities	(522)	—	—
Cash flows from financing activities:
Payment for equity issuance costs	—	(6,647)	—
Proceeds from equity issuance	—	41,440	—
Bank borrowings	—	218	—
Repayment of debt instruments	(2,181)	—	—
Amounts paid due to leases	(123)	(111)	(733)
Interest paid	—	(7,031)	(6,590)
Net cash provided (used) by financing activities	(2,304)	27,869	(7,323)
Total net cash flows for the year	(1,051)	405	(223)
Beginning balance of cash and cash equivalents	1,311	1,065	1,199
Exchange differences on cash and cash equivalents in foreign currencies	345	(159)	89
Ending balance of cash and cash equivalents	605	1,311	1,065

The accompanying notes are an integral part of these Condensed Financial Statements.

SCHEDULE I -  FERROGLOBE PLC (Parent company only)

Notes to Condensed Financial Statements

1. Basis for presentation

The presentation of Ferroglobe PLC separate condensed financial statements have been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that, in the separate condensed financial statements the investments in subsidiaries are being recorded at historic cost.

The Parent Company prepared these unconsolidated financial statements in accordance with International Accounting Standards 27, "Separate Financial Statements", as issued by the International Accounting Standards Board.

2. Commitments, long term obligations and contingencies

Commitments and long term obligations

On February 15, 2017, Ferroglobe PLC and Globe (together, the “Issuers”) co-issued $350,000 thousand aggregate principal amount of 9.375% senior unsecured notes due March 1, 2022 (the “Notes”). On March 27, 2021, Ferroglobe PLC and Globe and certain other members of the group entered into the Lock-Up Agreement with the Ad Hoc Group Noteholders, Grupo VM and affiliates of Tyrus Capital that set forth a plan to implement a debt restructuring plan. On July 30, 2021, the Group completed the exchange of 98.588% of the 9⅜% Senior Notes due 2022 (the “Stub Notes”) issued by the Ferroglobe PLC and Globe for a total consideration per $1,000 principal amount of Old Notes comprising (i) $1,000 aggregate principal amount of new 9⅜% senior secured notes due 2025 issued by Ferroglobe Finance Company, PLC and Globe (“the Issuers”) (the “Reinstated Senior Notes”) plus (ii) a fee amounting to $51,611 thousand.

Notes not exchanged (the “Stub Notes”) were repaid on March 1, 2022.

As of December 31, 2022, Ferroglobe PLC only has long-term obligations related to intercompany loans. These main long- term obligations are the following:

-$147.8 million to Ferroglobe Finance Company PLC in relation to the transfer of the Reinstated Notes due in July 30, 2026.
-$25.5 million to Ferroglobe Holding Company, LTD related to a revolving credit facility signed on July 27, 2021 and due in June 30, 2031.
-$10.3 million to Ferroglobe Holding Company, LTD related to a loan facility signed on May 19, 2021 and due in June 30, 2025.

Contingencies and guarantees

Ferroglobe PLC is guarantor of the following material obligations:

●	$60 million Super Senior Notes issued by Ferroglobe Finance Company (the “UK Issuer”), which were redeemed on July 21, 2022;
●	$345 million in Reinstated Notes issued by the UK issuer;
●	€34.5 million in indebtedness issued by Grupo FerroAtlántica and Grupo FerroAtlántica de Servicios under the agreement with the Sociedad Estatal de Participaciones Industriales (“SEPI”), a Spanish state-owned industrial holding company affiliated with the Ministry of Finance and Administration; and
●	Up to $7 million in connection with the New Markets Tax Credit Program in relation to our Selma, Alabama, plant and due in the event any tax credits under the Program are disallowed or recaptured.

As of December 31, 2022, 2021 and 2020, Ferroglobe PLC has no material contingencies.

3.Dividends from subsidiaries

For the years ending December 31, 2022, 2021 and 2020 Ferroglobe PLC did not receive cash dividends from its subsidiaries.